Concentration of Risk (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Concentration of Risk [Abstract]
Schedule of Foreign Currency Risk

The Company was exposed to the following foreign currency risk as at June 30, 2024 and December 31, 2023:

	June 30, 2024	December 31, 2023
	($)	($)
Cash	262,691	1,630,841
Accounts payable and accrued liabilities	(12,652)	(105,941)
	250,039	1,524,900
The Company was exposed to the following foreign currency risk as at December 31, 2023 and December 31, 2022:
	December 31, 2023	December 31, 2022
	($)	($)
Cash	1,630,841	245,858
Accounts payable and accrued liabilities	(105,941)	(93,630)
	1,524,900	152,228